April 27, 2009

VIA EDGAR, ELECTRONIC MAIL AND U.S. MAIL

Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

      Re:  Variable Separate Account ("Registrant")
           AIG SunAmerica Life Assurance Company ("Depositor")
           Pre-Effective  Amendment on Form N-4
           File Nos.: 333-157199 and 811-03859
           Polaris Platinum III Variable Annuity

Ladies and Gentlemen:

      On behalf of the Registrant and Depositor, we are transmitting for filing pursuant to the Securities Act of 1933 ("1933 Act"), Pre-Effective Amendment No. 1, which also constitutes Amendment No. 1 under the Investment Company Act of 1940, as amended, to Registrant's Form N-4 Registration Statement for the Polaris Platinum III variable annuity contracts.

      The purpose of this filing is to register a new variable annuity product. The Registrant and its distributor SunAmerica Capital Services, Inc. ("SACS") respectfully request, consistent with Rule 461(a) under the 1933 Act, that the Commission, pursuant to delegated authority, grant acceleration of the effective date of this filing and that such Registration Statement be declared effective at 9:00 a.m., Eastern Time, on April 30, 2009, or as soon as practicable thereafter. Depositor, Registrant and SACS are aware of their obligations under the 1933 Act.

            Depositor and Registrant acknowledge that:

      - Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; and

      - The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Depositor and Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

      - Depositor and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

            Please contact Manda Ghaferi at (310) 772-6545 if you have any questions or need more information.

Sincerely,

AIG SUNAMERICA LIFE ASSURANCE COMPANY

By:        /s/ MALLARY L. REZNIK
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           Mallary L. Reznik, Senior Vice President & General Counsel

SUNAMERICA CAPITAL SERVICES, INC.

By:       /s/MALLARY L. REZNIK
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          Mallary L. Reznik, Vice President

cc: Jeff Foor, Esq.